LOANS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased impaired loans, carrying balance	$ 264,904,000	$ 413,086,000	$ 687,300,000
Purchased impaired loans	314,500,000	508,200,000
Restructured Loans, Nonaccrual Status	12,300,000	13,800,000	14,100,000
Gain (loss) on sale of other real estate owned	(862,000)	(31,000)	(5,696,000)
Covered loans	135,700,000	457,900,000
FDIC Indemnification Asset, Net Write Offs	0	(22,417,000)	0
Real Estate Acquired Through Foreclosure	22,674,000	46,926,000	41,388,000	56,135,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification from (to) nonaccretable difference	23,216,000	1,470,000	29,606,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Real Estate Acquired Through Foreclosure	300,000	27,100,000	28,900,000
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased impaired loans, carrying balance	69,220,000	80,733,000
Residential Portfolio Segment [Member] | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	100,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased impaired loans, carrying balance	$ 17,380,000	$ 42,798,000